Dividends	12 Months Ended
Dec. 31, 2017
Dividends Abstract [Abstract]
Disclosure Of Dividends Explanatory

34. Dividends

The dividends paid to the shareholders of the Parent Company in 2016 and 2017 were ￦378,625 million (￦980 per share) and ￦497,969 million (￦1,250 per share), respectively. The dividends to the shareholders of the Parent Company in respect of the year ended December 31, 2017, of ￦1,920 per share, amounting to total dividends of ￦766,728 million, is to be proposed at the annual general shareholders’ meeting on March 23, 2018. The Group’s consolidated financial statements as of December 31, 2017, do not reflect this dividend payable.